General - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Company incorporation date	Oct. 01, 2019
Seaspan [Member]
Summary Of Significant Accounting Policies [Line Items]
Company incorporation date		May 03, 2005